Stock Options	3 Months Ended
Mar. 31, 2023
Stock Options Abstract
Stock Options
7.	Stock Options

On September 1, 2021, the Company implemented a stock option plan pursuant to which stock options may be granted to directors, officers, employees, and consultants of the Company. The Board of directors is authorized to grant the maximum number of common shares reserved for issuance in any 12-month period to anyone, optionee, other than a consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant. The maximum number of common shares reserved for issuance in any 12-month period to any consultant may not exceed 2% of the issued and outstanding common shares at the date of the grant and the maximum number of common shares reserved for issuance in any 12-month period to all persons engaged in investor relations activities may not exceed 2% of the issued and outstanding number of common shares at the date of the grant.

The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price

Outstanding, October 31, 2021	111,889	$20.67

Granted (i)	86,333	20.68

Cancelled (ii)	(40,556)	21.56

Outstanding, October 31, 2022 and January 31, 2023	157,666	$20.45

Exercisable, January 31, 2023	82,389	$20.33

Additional information regarding stock options outstanding as of January 31, 2023, is as follows:

	Outstanding			Exercisable
Range of exercise prices	Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options	Weighted average exercise price

$5.55	16,000	3.32	$5.55	8,000	$5.55
$16.80	29,333	9.01	16.80	14,389	16.80
$20.40	12,667	8.86	20.40	12,667	20.40
$22.50	35,000	3.31	22.50	18,750	22.50
$23.40	6,000	6.24	23.40	2,750	23.40
$24.00	31,333	9.01	24.00	10,444	24.00
$24.90	4,000	3.64	24.90	4,000	24.90
$25.20	20,000	3.42	25.20	10,000	25.20
$30.00	3,333	8.86	30.00	1,389	30.00

	157,666	6.20	$20.45	82,389	$20.33

The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	2023	2022

Risk-free interest rate	2.60%-2.72%	1.58%
Expected life (in years)	5.38	5.91
Expected volatility	91.81%-94.66%	94%

The portion of the total fair value of stock options expensed during the three months ended January 31, 2023, was $132,338 (2022 - $218,974) which was recorded as share-based payment reserve and charged to operations. The weighted average fair value of stock options granted during the three months ended January 31, 2023 was $3.02 per share (no options were granted during the three months ended January 31, 2023).